John Hancock Investment Trust

Supplement dated August 31, 2015 to the Statement of Additional Information, as may be supplemented

John Hancock Enduring Equity Fund

Effective August 31, 2015, the Fund is changing its name to John Hancock Enduring Assets Fund. Accordingly, all references to John Hancock Enduring Equity Fund will be changed on August 31, 2015, to reflect the Fund’s new name.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.